Significant Accounting Policies (Details) - Schedule of U.S. dollar exchange rates	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Statement Information [Abstract]
At December 31, 1 U.S. $ =	NIS 3.519	NIS 3.110	NIS 3.215
Increase (decrease) during the year	13.15%	(3.27%)	(6.97%)